UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Premium Dividend Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Ticker | PDT

Premium Dividend Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Preferred Securities 97.6% (65.1% of Total Investments)		$711,534,176

(Cost $677,814,399)

Consumer Staples 2.8%		20,680,066

Food & Staples Retailing 2.8%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	224,250	20,680,066

Energy 4.8%		35,176,045

Oil, Gas & Consumable Fuels 4.8%
Apache Corp., Series D, 6.000% (Z)	136,500	6,460,545
Nexen, Inc., 7.350%	1,135,000	28,715,500

Financials 52.7%		383,847,297

Capital Markets 6.1%
Bank of New York Mellon Corp., 5.200% (Z)	435,000	10,896,750
Credit Suisse Guernsey, 7.900% (Z)	175,000	4,462,500
State Street Corp., 5.250%	780,000	19,570,200
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	375,000	9,491,250

Commercial Banks 15.5%
Barclays Bank PLC, Series 3, 7.100%	192,500	4,876,025
Barclays Bank PLC, Series 5, 8.125%	310,000	8,019,700
BB&T Corp., 5.625%	756,106	19,242,898
BB&T Corp., 5.200%	255,000	6,293,400
PNC Financial Services Group, Inc., 5.375%	86,000	2,162,900
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	311,600	8,431,896
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%
(Z)	259,600	7,201,304
Santander Holdings USA, Inc., Series C, 7.300% (Z)	500,000	12,610,000
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)	160,000	4,304,000
U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)	324,500	9,319,640
Wells Fargo & Company, 8.000% (Z)	1,017,000	30,123,540

Consumer Finance 6.3%
HSBC Finance Corp., Depositary Shares, Series B, 6.360%	335,000	8,458,750
HSBC USA, Inc., 2.858%	308,400	15,435,420
SLM Corp., Series A, 6.970%	445,500	21,584,475

Diversified Financial Services 19.5%
Bank of America Corp., 6.375% (Z)	1,150,000	28,980,000
Bank of America Corp., 6.625% (Z)	360,000	9,558,000
Bank of America Corp., 8.200%	35,000	887,950
Bank of America Corp., Depositary Shares, Series D, 6.204%	931,647	23,477,504
Bank of America Corp., Series MER, 8.625% (Z)	102,000	2,634,660
Citigroup Capital VII, 7.125%	35,000	893,900
Citigroup, Inc., 8.125% (Z)	338,830	10,158,123
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	287,000	7,703,080
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	662,000	18,430,080
Goldman Sachs Group, Inc., 5.950% (Z)	721,000	17,808,700
JPMorgan Chase & Company, 5.450%	105,000	2,598,750
JPMorgan Chase & Company, 5.500% (Z)	773,000	19,301,810

1

Premium Dividend Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 4.5%
MetLife, Inc., Series B, 6.500% (Z)	1,061,000	$27,087,330
Principal Financial Group, Inc., Series B (6.518% to 6-30-35, then higher of 10 year Constant Maturity Treasury (CMT), or 30 year
CMT or 3 month LIBOR + 2.100%)	55,000	1,464,650
Prudential PLC, 6.750% (Z)	176,100	4,485,267

Real Estate Investment Trusts 0.8%
Senior Housing Properties Trust, 5.625% (Z)	140,000	3,441,200
Wachovia Preferred Funding Corp., Series A, 7.250%	90,500	2,451,645

Telecommunication Services 6.1%		44,346,570

Diversified Telecommunication Services 3.8%
Qwest Corp., 7.375% (Z)	1,021,000	27,638,470

Wireless Telecommunication Services 2.3%
Telephone & Data Systems, Inc., 6.875% (Z)	170,000	4,539,000
Telephone & Data Systems, Inc., 6.625% (Z)	285,000	7,233,300
United States Cellular Corp., 6.950%	185,000	4,935,800

Utilities 31.2%		227,484,198

Electric Utilities 26.9%
Alabama Power Company, 5.200% (Z)	1,178,600	30,561,098
Baltimore Gas & Electric Company, Series 1993, 6.700%	20,250	2,071,828
Baltimore Gas & Electric Company, Series 1995, 6.990%	134,000	13,638,694
Carolina Power & Light Company, 5.440%	11,382	1,153,850
Duquesne Light Company, 6.500%	519,900	26,254,950
Entergy Arkansas, Inc., 6.450%	350,000	8,848,455
Entergy Mississippi, Inc., 6.250%	667,000	16,716,688
FPC Capital I, Series A, 7.100%	106,200	2,693,232
HECO Capital Trust III, 6.500% (Z)	181,000	4,619,120
Interstate Power & Light Company, Series B, 8.375% (Z)	132,800	3,419,600
NextEra Energy Capital Holdings, Inc., 5.700%	155,000	4,112,150
NSTAR Electric Company, 4.250%	13,347	1,267,298
NSTAR Electric Company, 4.780%	100,000	9,746,880
SCE Trust I, 5.625%	42,500	1,098,625
SCE Trust II, 5.100%	1,097,800	27,060,770
Southern California Edison Company, 6.125% (Z)	172,500	17,406,975
Southern California Edison Company, Series C, 6.000%	194,577	19,579,311
Union Electric Company, 3.700%	12,262	869,222
Virginia Electric & Power Company, 6.980%	45,500	4,759,300

Independent Power Producers & Energy Traders 1.1%
Constellation Energy Group, Inc., Series A, 8.625% (Z)	326,000	8,414,060

Multi-Utilities 3.2%
BGE Capital Trust II, 6.200% (Z)	616,000	15,744,960
DTE Energy Company, 5.250%	157,570	4,033,792
DTE Energy Company, 6.500%	126,000	3,413,340

2

Premium Dividend Fund
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 51.9% (34.7% of Total Investments)		$378,644,211

(Cost $306,359,500)

Energy 6.9%		50,199,899

Oil, Gas & Consumable Fuels 6.9%
BP PLC, ADR	100,000	4,451,999
Chevron Corp. (Z)	70,000	8,060,500
ConocoPhillips	155,000	8,990,000
Royal Dutch Shell PLC, ADR	80,000	5,641,600
Spectra Energy Corp. (Z)	400,000	11,112,000
Total SA, ADR (Z)	220,000	11,943,800

Materials 0.4%		2,890,500

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	82,000	2,890,500

Telecommunication Services 4.0%		29,288,525

Diversified Telecommunication Services 4.0%
AT&T, Inc. (Z)	400,000	13,916,000
Verizon Communications, Inc. (Z)	352,500	15,372,525

Utilities 40.6%		296,265,287

Electric Utilities 17.9%
American Electric Power Company, Inc. (Z)	200,000	9,058,000
Duke Energy Corp. (Z)	275,000	18,903,500
Entergy Corp.	222,000	14,341,200
FirstEnergy Corp. (Z)	527,000	21,338,230
Northeast Utilities (Z)	550,000	22,401,500
OGE Energy Corp. (Z)	245,000	14,383,950
The Southern Company	75,000	3,317,250
UIL Holdings Corp. (Z)	280,000	10,418,800
Xcel Energy, Inc. (Z)	590,000	16,390,200

Gas Utilities 1.2%
AGL Resources, Inc. (Z)	100,000	4,180,000
Atmos Energy Corp. (Z)	100,000	3,736,000
ONEOK, Inc.	24,000	1,128,240

Multi-Utilities 21.5%
Alliant Energy Corp.	452,520	20,743,517
Ameren Corp. (Z)	80,000	2,595,200
Black Hills Corp. (Z)	200,000	8,070,000
CH Energy Group, Inc.	520,500	33,832,500
Dominion Resources, Inc. (Z)	195,000	10,551,450
DTE Energy Company (Z)	335,000	21,208,850
Integrys Energy Group, Inc. (Z)	235,000	12,852,150
National Grid PLC, ADR (Z)	180,000	9,885,600
NiSource, Inc. (Z)	445,000	12,028,350
Public Service Enterprise Group, Inc.	120,000	3,741,600
TECO Energy, Inc. (Z)	800,000	14,216,000
Vectren Corp. (Z)	220,000	6,943,200

3

Premium Dividend Fund
As of 1-31-13 (Unaudited)

	Par value	Value

Short-Term Investments 0.3% (0.2% of Total Investments)		$1,979,000

(Cost $1,979,000)

Repurchase Agreement 0.3%		1,979,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $1,979,001 on 2-1-13, collateralized by $1,955,000 U.S. Treasury Notes, 1.500% due 6-30-16 (valued at
$2,023,493, including interest)	$1,979,000	1,979,000

Total investments (Cost $986,152,899)† 149.8%		$1,092,157,387

Other assets and liabilities, net (49.8%)		($362,915,839)

Total net assets 100.0%		$729,241,548

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-13 was $513,517,451.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $988,371,354. Net unrealized appreciation aggregated $103,786,033, of which $116,405,876 related to appreciated investment securities and $12,619,843 related to depreciated investment securities.

4

Premium Dividend Fund
As of 1-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Securities with a market value of approximately $32,032,000 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-13	Price	Inputs	Inputs
Preferred Securities
Consumer Staples	$20,680,066	—	$20,680,066	—
Energy	35,176,045	$35,176,045	—	—
Financials	383,847,297	383,847,297	—	—
Telecommunication Services	44,346,570	44,346,570	—	—
Utilities	227,484,198	154,859,270	72,624,928	—
Common Stocks
Energy	50,199,899	50,199,899	—	—
Materials	2,890,500	2,890,500	—	—
Telecommunication Services	29,288,525	29,288,525	—	—
Utilities	296,265,287	296,265,287	—	—
Short-Term Investments	1,979,000	—	1,979,000	—

Total Investments in Securities	$1,092,157,387	$996,873,393	$95,283,994	—
Other Financial Instruments:
Interest Rate Swaps	($2,262,561)	—	($2,262,561)	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is

5

Premium Dividend Fund
As of 1-31-13 (Unaudited)

in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended January 31, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2013.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADE BY	RECEIVED	MATURITY	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	VALUE

Morgan Stanley		Fixed	3 Month
Capital Services	$82,000,000	1.4625%	LIBOR (a)	Aug 2016	($2,279,133)

Morgan Stanley		Fixed	3 Month
Capital Services	82,000,000	0.8750%	LIBOR (a)	Jul 2017	16,572

Totals	$164,000,000				($2,262,561)

(a) At 1-31-13, the 3-month LIBOR rate was 0.2980%

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Premium Dividend Fund.

P2Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013